ALLOWANCE FOR DEDUCTIONS FROM REVENUES (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of other provisions [line items]
Balance at beginning of the period	$ 47,870	$ 30,711
Increases	17,677	54,996
Decreases (utilized)	(49,670)	(46,680)
Adjustments	507	196
Balance at end of the period	16,384	39,223
Rebates and patient discount programs
Disclosure of other provisions [line items]
Balance at beginning of the period	46,636	29,742
Increases	16,918	53,282
Decreases (utilized)	(48,598)	(45,317)
Adjustments	910	271
Balance at end of the period	15,866	37,978
Product returns
Disclosure of other provisions [line items]
Balance at beginning of the period	1,234	969
Increases	759	1,714
Decreases (utilized)	(1,072)	(1,363)
Adjustments	(403)	(75)
Balance at end of the period	$ 518	$ 1,245